Earnings per share - Basic earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Profit/(Loss) from operations attributable to equity holders of the Group	$ 9,972	$ 2,039	$ (5,593)
Weighted average number of shares in issue (in shares)	120,599	121,421	120,901
Basic earnings / (loss) per share (in dollars per share)	$ 0.083	$ 0.017	$ (0.046)